Pension Plans and Other Postretirement Benefits - Discount Rates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Pension Plans and Other Postretirement Benefits
Discount rate	3.50%	4.00%
Pension Plans | Minimum
Pension Plans and Other Postretirement Benefits
Expected long-term rate of return on plan assets		4.00%
Rate of compensation increase	4.00%	4.00%
Pension Plans | Maximum
Pension Plans and Other Postretirement Benefits
Expected long-term rate of return on plan assets		5.50%
Rate of compensation increase	6.00%	6.00%
Tax Qualified Pension Plans, Defined Benefit
Pension Plans and Other Postretirement Benefits
Discount rate		3.09%